Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory

Note 6 — Inventory

The carrying amounts of inventories are as follows:

	June 30, 2011	December 31, 2010
Raw materials	$12,319	$63,940
Finished goods	389,593	564,044
	$401,912	$627,984

Note 9 — Inventory

Inventory consisted of the following at December 31:

	2010	2009
Raw materials	$63,940	$—
Finished goods	564,044	25,986
	$627,984	$25,986